Goodwill and Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets by major asset class
	March 31, 2023 (Unaudited)
(in thousands, except for useful life amounts)	Useful Life (Years)	Cost	Accumulated Amortization	Net Book Value
Amortizing:
Trade name	3	$10	$(1)	$9
Patents	4 – 13	450	(12)	438
Customer relationships and other	10	170	(3)	167
Developed technology	10	1,820	(30)	1,790
Total intangible assets		$2,450	$(46)	$2,404

Schedule of amortization expense related to intangible assets
Years Ending December 31 (Unaudited) (in thousands):	(unaudited)
2023 (Excluding the three months ended March 31, 2023)	$205
2024	274
2025	274
2026	271
2027	262
Thereafter	1,118
$2,404